Financial Instruments (Schedule of Group's Interest-Bearing Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets		₪ 656
Financial liabilities	(3,287)	(3,320)
Financial assets liabilities	(3,287)	(2,664)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 1,056	₪ 995